Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Goodwill [Roll Forward]
Opening balance	$ 8,731,689	$ 9,051,410	$ 9,051,410
Prior period acquisitions	0		5,109
Impairment	0	$ 0	(364,248)
Foreign exchange movement	(10,421)		39,418
Closing balance	$ 8,721,268		$ 8,731,689